As filed with the Securities and Exchange Commission on June 8, 2018

Registration Numbers: 333-57791; 811-08837

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 42	☒

And

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 45	☒

THE SELECT SECTOR SPDR® TRUST

(Exact Name of Registrant as Specified in Charter)

One Iron Street

Boston, Massachusetts 02210

(Address of Principal Executive Offices)

Registrant’s Telephone Number: (617) 664-7037

Joshua A. Weinberg, Esq.

Managing Director and Managing Counsel

c/o SSGA Funds Management, Inc.

One Iron Street

Boston, Massachusetts 02210

(Name and Address of Agent for Service)

Copy to:

W. John McGuire, Esq.

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, N.W.

Washington, D.C. 20004

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to Rule 485, paragraph (b)
☒	on June 18, 2018 pursuant to Rule 485, paragraph (b)
☐	60 days after filing pursuant to Rule 485, paragraph (a)(1)
☐	on pursuant to Rule 485, paragraph (a)(1)
☐	75 days after filing pursuant to Rule 485, paragraph (a)(2)
☐	on pursuant to Rule 485, paragraph (a)(2)

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

NOTE: This Post-Effective Amendment No. 42 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “Securities Act”), solely for the purpose of delaying, until June 18, 2018, the effectiveness of Post-Effective Amendment No. 41 to the Registrant’s Registration Statement on Form N-1A related to The Communication Services Select Sector SPDR Fund, which was filed pursuant to Rule 485(a) under the Securities Act on March 28, 2018 (the “Amendment”).

Part A. INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of the Amendment.

Part B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of the Amendment.

Part C. OTHER INFORMATION

Part C is incorporated by reference to Part C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, The Select Sector SPDR® Trust, the Registrant, certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 8th day of June, 2018.

THE SELECT SECTOR SPDR® TRUST

/s/ Ellen M. Needham
By:	Ellen M. Needham
President

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURES	TITLE	DATE

/s/ Cheryl Burgermeister*	Trustee	June 8, 2018
Cheryl Burgermeister

/s/ George R. Gaspari*	Trustee	June 8, 2018
George R. Gaspari

/s/ Ashley T. Rabun*	Trustee	June 8, 2018
Ashley T. Rabun

/s/ Ernest J. Scalberg*	Trustee	June 8, 2018
Ernest J. Scalberg

/s/ R. Charles Tschampion*	Trustee	June 8, 2018
R. Charles Tschampion

/s/ James E. Ross*	Trustee	June 8, 2018
James E. Ross

/s/ Ellen M. Needham Ellen M. Needham	President and Principal Executive Officer	June 8, 2018

/s/ Chad C. Hallett Chad C. Hallett	Treasurer and Principal Financial Officer	June 8, 2018

*By:	/s/ Jesse D. Hallee
Jesse D. Hallee
As Attorney-in-Fact Pursuant to Power of Attorney